                                          1933 Act File No. 2-98494
                                          1940 Act File No. 811-4489

                             SECURITIES AND EXCHANGE COMMISSION
                                   Washington, D.C. 20549

                                         Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              X

    Pre-Effective Amendment No.         ..........................

    Post-Effective Amendment No.   28   ..........................   X

                                           and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      X

    Amendment No.  26  ...........................................   X

                            FEDERATED U.S. GOVERNMENT BOND FUND

                     (Exact Name of Registrant as Specified in Charter)

                                 Federated Investors Funds
                                    5800 Corporate Drive
                             Pittsburgh, Pennsylvania 15237-7000
                          (Address of Principal Executive Offices)

                                       (412) 288-1900
                              (Registrant's Telephone Number)

                                 John W. McGonigle, Esquire
                                 Federated Investors Tower
                                    1001 Liberty Avenue
                            Pittsburgh, Pennsylvania 15222-3779
                          (Name and Address of Agent for Service)
                     (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
 X  on October 29, 2002  pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a)(i)
    on ________________  pursuant to paragraph (a)(i)
    75 days after filing pursuant to paragraph (a)(ii)
    on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                         Copies to:

Matthew G. Maloney, Esquire
Dickstein, Shapiro & Morin, L.L.P.
2101 L Street, N.W.
Washington, D.C.  20037

Federated U.S. Government Bond Fund

STATEMENT OF ADDITIONAL INFORMATION

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October 31, 2002

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This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Federated U.S. Government Bond Fund (Fund), dated October 31, 2002. Obtain the prospectus and the Annual Report's Management's Discussion of Fund Performance without charge by calling 1-800-341-7400.

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Federated
World-Class Investment Manager
Federated U.S. Government Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

8100308B (10/02)

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CONTENTS

How is the Fund Organized? 1

Securities in Which the Fund Invests 1

What Do Shares Cost? 5

How is the Fund Sold? 5

Subaccounting Services 6

Redemption in Kind 6

Massachusetts Partnership Law 6

Account and Share Information 6

Tax Information 6

Who Manages and Provides Services to the Fund? 7

How Does the Fund Measure Performance? 12

Who is Federated Investors, Inc.? 13

Addresses 15

How is the Fund Organized?

The Fund is a diversified open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on May 24, 1985. The Fund's investment adviser is Federated Investment Management Company (Adviser).

Securities in Which the Fund Invests

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

FIXED INCOME SECURITIES

U.S. government securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of securities in which the Fund may invest:

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a "GSE"). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

Zero Coupon Securities

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Zero coupon securities do not pay interest or principal until final maturity, unlike debt securities that provide periodic payments of interest (referred to as a "coupon payment"). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security. A zero coupon step-up security converts to a coupon security before final maturity.

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There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest-bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as "coupon stripping". Treasury STRIPs are the most common form of stripped zero coupon securities.

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DERIVATIVE CONTRACTS

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Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a "counterparty."

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Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to interest rate risks, and may also expose the Fund to liquidity risks.

The Fund may trade in the following types of derivative contracts:

Futures Contracts

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Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. The Fund may buy and sell futures contracts on portfolio securities and financial futures.

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Options

Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

The Fund may:

  buy call options on portfolio securities and financial futures (including index futures) contracts for portfolio securities in anticipation of a decrease in the value of the underlying asset;
  buy put options on portfolio securities and financial futures (including index futures) contracts for portfolio securities in anticipation of a decrease in the value of the underlying asset; and
  buy or write options to close out existing options positions.

The Fund will only purchase puts on financial futures contracts which are traded on a recognized exchange. The Fund will generally purchase over-the-counter put options on portfolio securities in negotiated transactions with the writers of the options since options on the portfolio securities held by the Fund are typically not traded on an exchange.

The Fund may also write call options on portfolio securities to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received. The call options, which the Fund writes, must be listed on a recognized options exchange.

The Fund will only engage in the above derivatives transactions to the extent permitted under applicable rules, regulations, or interpretations thereof of the Office of Thrift Supervision.

SPECIAL TRANSACTIONS

Inter-Fund Borrowing and Lending Arrangements

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The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund. Federated Investors, Inc. (Federated) administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

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For example, inter-fund lending is permitted only: (a) to meet shareholder redemption requests; and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (Repo Rate) and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (Bank Loan Rate), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

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Hedging

Hedging transactions are intended to reduce specific risks. For example, to protect the Fund against circumstances that would normally cause the Fund's portfolio securities to decline in value, the Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. The Fund may also attempt to hedge by using combinations of different derivatives contracts, or derivatives contracts and securities. The Fund's ability to hedge may be limited by the costs of the derivatives contracts. The Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that: (1) hedge only a portion of its portfolio; (2) use derivatives contracts that cover a narrow range of circumstances; or (3) involve the sale of derivatives contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Fund.

Repurchase Agreements

Repurchase agreements are transactions in which the Fund buys a U.S. government security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser. The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price. Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements

Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

Delayed Delivery Transactions

Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

Securities Lending

The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to interest rate risks and credit risks.

Asset Coverage

In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

Investing in Securities of Other Investment Companies

The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

INVESTMENT RISKS

There are many factors, which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

Interest Rate Risks

  Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.
  Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Call Risks

  Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.
  If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Credit Risks

  Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Liquidity Risks

  Liquidity risk refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

FUNDAMENTAL INVESTMENT OBJECTIVE

The investment objective of the Fund is to pursue total return. The investment objective may not be changed by the Fund's Trustees without shareholder approval.

INVESTMENT LIMITATIONS

Diversification of Investments

With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

Borrowing Money and Issuing Senior Securities

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The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 (the "1940 Act").

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Investing in Real Estate

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The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

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Investing in Commodities

The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

Underwriting

The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Lending Cash or Securities

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The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

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Concentration of Investments

The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Buying on Margin

The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Pledging Assets

The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Investing in Illiquid Securities

The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.

Temporary Investments

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash, cash items and short-term, higher-quality debt securities and similar obligations.

Restricted Securities

The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Board, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid, the Fund will limit their purchase, together with other illiquid securities, to 15% of its net assets.

Purchasing Put Options

The Fund may attempt to hedge all or a portion of its portfolio through the purchase of put options on portfolio securities and listed put options on financial futures contracts for portfolio securities. Put options on portfolio securities are intended to protect against price movements in particular securities in the portfolio. Put options on financial futures contracts will be used only to protect portfolio securities against decreases in value resulting from market factors such as an anticipated increase in interest rates. The Fund will not purchase put options on securities unless the securities are held in the Fund's portfolio.

Writing Covered Call Options

The Fund may write covered call options to generate income. The Fund may only sell listed call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or has segregated cash in the amount of any such additional consideration). The Fund reserves the right to write covered call options on its entire portfolio. The Fund will not write call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

Purchasing Calls

The Fund may purchase calls in anticipation of an increase in the value of the underlying asset.

When Issued and Delayed Delivery Transactions

The Fund may invest in when-issued and delayed delivery transactions to secure what is considered to be an advantageous price and yield for the Fund.

Reverse Repurchase Agreements

The Fund may also enter into reverse repurchase agreements.

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As a matter of non-fundamental policy, for purposes of the commodities policy, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

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For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitations is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:

  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  for fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and
  for all other securities at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker/dealers or other financial institutions that trade the securities.

What Do Shares Cost?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

How is the Fund Sold?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

SHAREHOLDER SERVICES

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The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated, for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

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SUPPLEMENTAL PAYMENTS

Investment professionals (such as broker/dealers or banks) may be paid fees, in significant amounts, out of the assets of the Distributor and/or Federated Shareholder Services Company. (These fees do not come out of Fund assets.) The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related and/or shareholder services, such as advertising, providing incentives to their sales personnel, sponsoring other activities intended to promote sales, and maintaining shareholder accounts. These payments may be based upon such factors as the number or value of Shares the investment professional sells or may sell; the value of client assets invested; and/or the type and nature of sales or marketing support furnished by the investment professional.

Subaccounting Services

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Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services and any restrictions and limitations imposed.

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Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

Massachusetts Partnership Law

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Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

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In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

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Account and Share Information

VOTING RIGHTS

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Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

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All Shares of the Fund have equal voting rights.

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Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Fund's outstanding Shares.

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As of October 2, 2002, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares: Charles Schwab & Co., Inc., San Francisco, CA owned approximately 1,935,721 shares (20.42%); IMS & Co., Englewood, CO owned approximately 648,292 shares (6.84%); Saxon & Co., Philadelphia, PA owned approximately 590,931 shares (6.23%); The Provident Bank, Cincinnati, OH owned approximately 553,361 shares (5.84%); and Lynspen & Co., Birmingham, AL owned approximately 515,891 shares (5.44%).

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Tax Information

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

Who Manages and Provides Services to the Fund?

BOARD OF TRUSTEES

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The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Trust comprises one portfolio and the Federated Fund Complex consists of 44 investment companies (comprising 139 portfolios). Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--five portfolios; CCMI Funds--two portfolios; Regions Funds--eight port folios; Riggs Funds--nine portfolios; and WesMark Funds--five portfolios.

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As of October 2, 2002, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.

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INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Positions	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Fund and Fund Complex (past calendar year)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: May 1985	Principal Occupations: Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd. Previous Positions: Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.	$0	$0

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: January 2000

Principal Occupations: President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; President, Chief Executive Officer and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; President, Chief Executive Officer and Director, Federated Global Investment Management Corp.; President and Chief Executive Officer, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Position: President, Federated Investment Counseling.

		$0	$0

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 1987	Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center. Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America. Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.	$1,044.20	$117,117.17

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Positions	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Fund and Federated Fund Complex (past calendar year)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation: Director or Trustee of the Federated Fund Complex. Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, Member of Executive Committee, University of Pittsburgh. Previous Position: Senior Partner, Ernst & Young LLP.	$1,148.65	$128,847.72

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 Tamiami Trail North Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida. Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.	$1,148.65	$128,847.66

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex; Partner, Andersen Worldwide SC (prior to 9/1/97). Other Directorships Held: Director, Michael Baker Corporation (engineering and energy services worldwide).	$1,148.65	$126,923.53

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex. Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College. Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.	$1,044.20	$115,368.16

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant. Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.	$1,044.20	$117,117.14

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing, communications and technology) (prior to 9/1/00). Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.	$1,148.65	$128,847.66

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray. Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services). Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.	$1,233.49	$117,117.14

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Positions	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Fund and Federated Fund Complex (past calendar year)
Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: May 1985	Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator. Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.	$1,044.20	$117,117.17

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc. Other Directorships Held: Director, Walsh & Kelly, Inc. (heavy highway contractor). Previous Position: Vice President, Walsh & Kelly, Inc.	$1,044.20	$117,117.17

OFFICERS**

Name Birth Date Address Positions Held with Fund	Principal Occupation(s) and Previous Positions
Edward C. Gonzales Birth Date: October 22, 1930 EXECUTIVE VICE PRESIDENT

Principal Occupations: President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services; Vice President, Federated Investment Management Company, Federated Investment Counseling, Federated Global Investment Management Corp. and Passport Research, Ltd.; Director and Executive Vice President, Federated Securities Corp.; Director, Federated Services Company; Trustee, Federated Shareholder Services Company.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY

Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER

Principal Occupations: Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Previous Positions: Vice President, Federated Administrative Services; held various management positions within Funds Financial Services Division of Federated Investors, Inc.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT

Principal Occupations: President or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.; Director, Federated Global Investment Management Corp. and Federated Investment Management Company; Portfolio Manager, Federated Administrative Services; Vice President, Federated Investors, Inc.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Susan M. Nason Birth Date: August 29, 1961 VICE PRESIDENT

Susan M. Nason has been the Fund's Portfolio Manager since 1994. She is Vice President of the Fund. Ms. Nason joined Federated in 1987 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1997. Ms. Nason served as a Portfolio Manager and Vice President of the Adviser from 1993 to 1997. Ms. Nason is a Chartered Financial Analyst and received her M.S.I.A. concentrating in Finance from Carnegie Mellon University.

** Officers do not receive any compensation from the Fund.

Thomas R. Donahue, Chief Financial Officer, Vice President, Treasurer and Assistant Secretary of Federated and an officer of its various advisory and underwriting subsidiaries, has served as a Term Member on the Board of Directors of Duquesne University, Pittsburgh, Pennsylvania, since May 12, 2000. Mr. John E. Murray, Jr., an Independent Trustee of the Fund, served as President of Duquesne from 1988 until his retirement from that position in 2001, and became Chancellor of Duquesne on August 15, 2001. It should be noted that Mr. Donahue abstains on any matter that comes before Duquesne's Board that affects Mr. Murray personally.

COMMITTEES OF THE BOARD

Board Committee	Committee Members	Committee Functions	Meetings Held During Last Fiscal Year
Executive	John F. Donahue John E. Murray, Jr., J.D., S.J.D.

In between meetings of the full Board, the Executive Committee generally may exercise all the powers of the full Board in the management and direction of the business and conduct of the affairs of the Trust in such manner as the Executive Committee shall deem to be in the best interests of the Trust. However, the Executive Committee cannot elect or remove Board members, increase or decrease the number of Trustees, elect or remove any Officer, declare dividends, issue shares or recommend to shareholders any action requiring shareholder approval.

One

Audit	Thomas G. Bigley John T. Conroy, Jr. Nicholas P. Constantakis Charles F. Mansfield, Jr.

The Audit Committee reviews and recommends to the full Board the independent auditors to be selected to audit the Fund's financial statements; meet with the independent auditors periodically to review the results of the audits and report the results to the full Board; evaluate the independence of the auditors, review legal and regulatory matters that may have a material effect on the financial statements, related compliance policies and programs, and the related reports received from regulators; review the Fund's internal audit function; review compliance with the Fund's code of conduct/ethics; review valuation issues; monitor inter-fund lending transactions; review custody services and issues and investigate any matters brought to the Committee's attention that are within the scope of its duties.

Four

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BOARD OWNERSHIP OF SHARES IN THE FUND AND IN THE FEDERATED FAMILY OF INVESTMENT COMPANIES AS OF DECEMBER 31, 2001

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Interested Board Member Name	Dollar Range of Shares Owned in Fund	Aggregate Dollar Range of Shares Owned in Federated Family of Investment Companies
John F. Donahue	None	Over $100,000

J. Christopher Donahue	None	Over $100,000

Lawrence D. Ellis, M.D.	None	Over $100,000

Independent Board Member Name
Thomas G. Bigley	None	Over $100,000

John T. Conroy, Jr.	None	Over $100,000

Nicholas P. Constantakis	None	Over $100,000

John F. Cunningham	None	Over $100,000

Peter E. Madden	None	Over $100,000

Charles F. Mansfield, Jr.	None	$50,001 - $100,000

John E. Murray, Jr., J.D., S.J.D.	None	Over $100,000

Marjorie P. Smuts	None	Over $100,000

John S. Walsh	None	Over $100,000

INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Fund or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund.

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As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives and long term performance; the Adviser's management philosophy, personnel, and processes; the preferences and expectations of fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to other funds in the Federated fund family.

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In assessing the Adviser's performance of its obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract. In this regard, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund.

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The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's compensation: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all fact s bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and takes them into account in its review of the Fund's advisory contract.

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The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives a significant amount of information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contracts occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the adviser's investment philosophy, personnel, and processes; the Fund's short- and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor or "peer group" funds), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the funds and the Federated companies that service them; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them.

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The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and transfer agent). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades.

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The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. Because the totality of circumstances includes considering the relationship of each Federated fund, the Board does not approach consideration of every Federated fund's advisory contract as if that were the only fund offered by Federated.

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Other Related Services

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

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Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated funds as specified below:

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Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150 of 1%	on the first $250 million
0.125 of 1%	on the next $250 million
0.100 of 1%	on the next $250 million
0.075 of 1%	on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS

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The independent auditor for the Fund, Deloitte & Touche LLP, conducts its audits in accordance with auditing standards generally accepted in the United States of America, which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.

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FEES PAID BY THE FUND FOR SERVICES

For the Year Ended August 31	2002	2001	2000
Advisory Fee Earned	$599,707	$698,215	$727,229

Advisory Fee Reduction	56,739	0	75,061

Advisory Fee Reimbursement	10,451	0	0

Administrative Fee	125,001	125,000	125,000

Shareholder Services Fee	49,976	--	--

How Does the Fund Measure Performance?

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The Fund may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

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The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

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Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

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AVERAGE ANNUAL TOTAL RETURNS AND YIELD

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Total returns are given for the one-year, five-year and ten-year periods ended August 31, 2002.

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Yield is given for the 30-day period ended August 31, 2002.

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	30-Day Period	1 Year	5 Years	10 Years
Total Return:
Before Taxes	N/A	9.99%	8.60%	7.94%
After Taxes on Distributions	N/A	7.98%	6.11%	5.38%
After Taxes on Distributions and Sale of Shares	N/A	6.07%	5.69%	5.13%
Yield	4.01%	N/A	N/A	N/A

TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

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The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions. Total returns after taxes are calculated in a similar manner, but reflect additional standard assumptions required by the SEC.

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YIELD

The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

  references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;
  charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;
  discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and
  information about the mutual fund industry from sources such as the Investment Company Institute.

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The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

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The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Merrill Lynch 10+ Year Treasury Index

Merrill Lynch 10+ Year Treasury Index is an unmanaged index which includes U.S. Treasury securities with maturities of greater than 10 years. The index is produced by Merrill Lynch, Pierce, Fenner and Smith, Inc.

Merrill Lynch 10-Year Treasury Index

Merrill Lynch 10-Year Treasury Index is an unmanaged index tracking current 10-year Treasury notes. The index is produced by Merrill Lynch, Pierce, Fenner and Smith, Inc.

These quality parameters are based on composites of ratings assigned by Standard and Poor's and Moody's Investors Service. Only bonds with a minimum maturity of one year are included.

Lipper Analytical Services, Inc.

Lipper Analytical Services, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the U.S. government funds category in advertising and sales literature.

Morningstar, Inc.

Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Who is Federated Investors, Inc.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

Municipal Funds

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In the municipal sector, as of December 31, 2001, Federated managed 12 bond funds with approximately $2.3 billion in assets and 22 money market funds with approximately $44.8 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

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Equity Funds

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In the equity sector, Federated has more than 31 years' experience. As of December 31, 2001, Federated managed 40 equity funds totaling approximately $20.7 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

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Corporate Bond Funds

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In the corporate bond sector, as of December 31, 2001, Federated managed 11 money market funds and 30 bond funds with assets approximating $62.3 billion and $5.4 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 29 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.

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Government Funds

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In the government sector, as of December 31, 2001, Federated managed 6 mortgage backed, 5 multi-sector government funds, 3 government/agency and 19 government money market mutual funds, with assets approximating $3.6 billion, $2.0 billion, $1.2 billion and $55.2 billion, respectively. Federated trades approximately $90.4 billion in U.S. government and mortgage backed securities daily and places approximately $35 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $50 billion in government funds within these maturity ranges.

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Money Market Funds

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In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 2001, Federated managed $136.4 billion in assets across 54 money market funds, including 19 government, 11 prime, 22 municipal and 1 euro-denominated with assets approximating $55.2 billion, $62.3 billion, $44.8 billion and $34.6 million, respectively.

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The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield--J. Thomas Madden; U.S. fixed income--William D. Dawson III; and global equities and fixed income--Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

MUTUAL FUND MARKET

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Forty-nine percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $6.8 trillion to the more than 8,157 funds available, according to the Investment Company Institute.

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FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

Institutional Clients

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Federated meets the needs of approximately 3,035 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

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Bank Marketing

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

Broker/Dealers and Bank Broker/Dealer Subsidiaries

Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,000 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

Addresses

FEDERATED U.S. GOVERNMENT BOND FUND

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor

Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser

Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian

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State Street Corporation
P.O. Box 8600
Boston, MA 02266-8600

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Transfer Agent and Dividend Disbursing Agent

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Auditors

Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116

Federated U.S. Government Bond Fund

STATEMENT OF ADDITIONAL INFORMATION

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October 31, 2002

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This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Federated U.S. Government Bond Fund (Fund), dated October 31, 2002. Obtain the prospectus and the Annual Report's Management's Discussion of Fund Performance without charge by calling 1-800-341-7400.

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Federated
World-Class Investment Manager
Federated U.S. Government Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

8100308B (10/02)

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CONTENTS

How is the Fund Organized? 1

Securities in Which the Fund Invests 1

What Do Shares Cost? 5

How is the Fund Sold? 5

Subaccounting Services 6

Redemption in Kind 6

Massachusetts Partnership Law 6

Account and Share Information 6

Tax Information 6

Who Manages and Provides Services to the Fund? 7

How Does the Fund Measure Performance? 12

Who is Federated Investors, Inc.? 13

Addresses 15

How is the Fund Organized?

The Fund is a diversified open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on May 24, 1985. The Fund's investment adviser is Federated Investment Management Company (Adviser).

Securities in Which the Fund Invests

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

FIXED INCOME SECURITIES

U.S. government securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of securities in which the Fund may invest:

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a "GSE"). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

Zero Coupon Securities

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Zero coupon securities do not pay interest or principal until final maturity, unlike debt securities that provide periodic payments of interest (referred to as a "coupon payment"). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security. A zero coupon step-up security converts to a coupon security before final maturity.

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There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest-bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as "coupon stripping". Treasury STRIPs are the most common form of stripped zero coupon securities.

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DERIVATIVE CONTRACTS

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Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a "counterparty."

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Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to interest rate risks, and may also expose the Fund to liquidity risks.

The Fund may trade in the following types of derivative contracts:

Futures Contracts

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Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. The Fund may buy and sell futures contracts on portfolio securities and financial futures.

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Options

Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

The Fund may:

  buy call options on portfolio securities and financial futures (including index futures) contracts for portfolio securities in anticipation of a decrease in the value of the underlying asset;
  buy put options on portfolio securities and financial futures (including index futures) contracts for portfolio securities in anticipation of a decrease in the value of the underlying asset; and
  buy or write options to close out existing options positions.

The Fund will only purchase puts on financial futures contracts which are traded on a recognized exchange. The Fund will generally purchase over-the-counter put options on portfolio securities in negotiated transactions with the writers of the options since options on the portfolio securities held by the Fund are typically not traded on an exchange.

The Fund may also write call options on portfolio securities to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received. The call options, which the Fund writes, must be listed on a recognized options exchange.

The Fund will only engage in the above derivatives transactions to the extent permitted under applicable rules, regulations, or interpretations thereof of the Office of Thrift Supervision.

SPECIAL TRANSACTIONS

Inter-Fund Borrowing and Lending Arrangements

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The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund. Federated Investors, Inc. (Federated) administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

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For example, inter-fund lending is permitted only: (a) to meet shareholder redemption requests; and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (Repo Rate) and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (Bank Loan Rate), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

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Hedging

Hedging transactions are intended to reduce specific risks. For example, to protect the Fund against circumstances that would normally cause the Fund's portfolio securities to decline in value, the Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. The Fund may also attempt to hedge by using combinations of different derivatives contracts, or derivatives contracts and securities. The Fund's ability to hedge may be limited by the costs of the derivatives contracts. The Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that: (1) hedge only a portion of its portfolio; (2) use derivatives contracts that cover a narrow range of circumstances; or (3) involve the sale of derivatives contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Fund.

Repurchase Agreements

Repurchase agreements are transactions in which the Fund buys a U.S. government security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser. The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price. Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements

Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

Delayed Delivery Transactions

Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

Securities Lending

The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to interest rate risks and credit risks.

Asset Coverage

In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

Investing in Securities of Other Investment Companies

The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

INVESTMENT RISKS

There are many factors, which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

Interest Rate Risks

  Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.
  Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Call Risks

  Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.
  If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Credit Risks

  Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Liquidity Risks

  Liquidity risk refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

FUNDAMENTAL INVESTMENT OBJECTIVE

The investment objective of the Fund is to pursue total return. The investment objective may not be changed by the Fund's Trustees without shareholder approval.

INVESTMENT LIMITATIONS

Diversification of Investments

With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

Borrowing Money and Issuing Senior Securities

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The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 (the "1940 Act").

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Investing in Real Estate

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The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

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Investing in Commodities

The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

Underwriting

The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Lending Cash or Securities

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The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

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Concentration of Investments

The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Buying on Margin

The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Pledging Assets

The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Investing in Illiquid Securities

The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.

Temporary Investments

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash, cash items and short-term, higher-quality debt securities and similar obligations.

Restricted Securities

The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Board, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid, the Fund will limit their purchase, together with other illiquid securities, to 15% of its net assets.

Purchasing Put Options

The Fund may attempt to hedge all or a portion of its portfolio through the purchase of put options on portfolio securities and listed put options on financial futures contracts for portfolio securities. Put options on portfolio securities are intended to protect against price movements in particular securities in the portfolio. Put options on financial futures contracts will be used only to protect portfolio securities against decreases in value resulting from market factors such as an anticipated increase in interest rates. The Fund will not purchase put options on securities unless the securities are held in the Fund's portfolio.

Writing Covered Call Options

The Fund may write covered call options to generate income. The Fund may only sell listed call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or has segregated cash in the amount of any such additional consideration). The Fund reserves the right to write covered call options on its entire portfolio. The Fund will not write call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

Purchasing Calls

The Fund may purchase calls in anticipation of an increase in the value of the underlying asset.

When Issued and Delayed Delivery Transactions

The Fund may invest in when-issued and delayed delivery transactions to secure what is considered to be an advantageous price and yield for the Fund.

Reverse Repurchase Agreements

The Fund may also enter into reverse repurchase agreements.

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As a matter of non-fundamental policy, for purposes of the commodities policy, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

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For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitations is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:

  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  for fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and
  for all other securities at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker/dealers or other financial institutions that trade the securities.

What Do Shares Cost?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

How is the Fund Sold?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

SHAREHOLDER SERVICES

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The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated, for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

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SUPPLEMENTAL PAYMENTS

Investment professionals (such as broker/dealers or banks) may be paid fees, in significant amounts, out of the assets of the Distributor and/or Federated Shareholder Services Company. (These fees do not come out of Fund assets.) The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related and/or shareholder services, such as advertising, providing incentives to their sales personnel, sponsoring other activities intended to promote sales, and maintaining shareholder accounts. These payments may be based upon such factors as the number or value of Shares the investment professional sells or may sell; the value of client assets invested; and/or the type and nature of sales or marketing support furnished by the investment professional.

Subaccounting Services

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Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services and any restrictions and limitations imposed.

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Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

Massachusetts Partnership Law

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Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

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In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

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Account and Share Information

VOTING RIGHTS

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Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

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All Shares of the Fund have equal voting rights.

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Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Fund's outstanding Shares.

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As of October 2, 2002, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares: Charles Schwab & Co., Inc., San Francisco, CA owned approximately 1,935,721 shares (20.42%); IMS & Co., Englewood, CO owned approximately 648,292 shares (6.84%); Saxon & Co., Philadelphia, PA owned approximately 590,931 shares (6.23%); The Provident Bank, Cincinnati, OH owned approximately 553,361 shares (5.84%); and Lynspen & Co., Birmingham, AL owned approximately 515,891 shares (5.44%).

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Tax Information

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

Who Manages and Provides Services to the Fund?

BOARD OF TRUSTEES

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The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Trust comprises one portfolio and the Federated Fund Complex consists of 44 investment companies (comprising 139 portfolios). Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--five portfolios; CCMI Funds--two portfolios; Regions Funds--eight portfolios; Riggs Funds--nine portfolios; and WesMark Funds--five portfolios.

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As of October 2, 2002, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.

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INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Positions	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Fund and Fund Complex (past calendar year)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: May 1985	Principal Occupations: Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd. Previous Positions: Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.	$0	$0

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: January 2000

Principal Occupations: President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; President, Chief Executive Officer and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; President, Chief Executive Officer and Director, Federated Global Investment Management Corp.; President and Chief Executive Officer, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Position: President, Federated Investment Counseling.

		$0	$0

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 1987	Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center. Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America. Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.	$1,044.20	$117,117.17

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Positions	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Fund and Federated Fund Complex (past calendar year)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation: Director or Trustee of the Federated Fund Complex. Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, Member of Executive Committee, University of Pittsburgh. Previous Position: Senior Partner, Ernst & Young LLP.	$1,148.65	$128,847.72

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 Tamiami Trail North Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida. Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.	$1,148.65	$128,847.66

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex; Partner, Andersen Worldwide SC (prior to 9/1/97). Other Directorships Held: Director, Michael Baker Corporation (engineering and energy services worldwide).	$1,148.65	$126,923.53

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex. Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College. Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.	$1,044.20	$115,368.16

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant. Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.	$1,044.20	$117,117.14

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing, communications and technology) (prior to 9/1/00). Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.	$1,148.65	$128,847.66

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray. Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services). Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.	$1,233.49	$117,117.14

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Positions	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Fund and Federated Fund Complex (past calendar year)
Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: May 1985	Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator. Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.	$1,044.20	$117,117.17

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc. Other Directorships Held: Director, Walsh & Kelly, Inc. (heavy highway contractor). Previous Position: Vice President, Walsh & Kelly, Inc.	$1,044.20	$117,117.17

OFFICERS**

Name Birth Date Address Positions Held with Fund	Principal Occupation(s) and Previous Positions
Edward C. Gonzales Birth Date: October 22, 1930 EXECUTIVE VICE PRESIDENT

Principal Occupations: President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services; Vice President, Federated Investment Management Company, Federated Investment Counseling, Federated Global Investment Management Corp. and Passport Research, Ltd.; Director and Executive Vice President, Federated Securities Corp.; Director, Federated Services Company; Trustee, Federated Shareholder Services Company.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY

Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER

Principal Occupations: Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Previous Positions: Vice President, Federated Administrative Services; held various management positions within Funds Financial Services Division of Federated Investors, Inc.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT

Principal Occupations: President or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.; Director, Federated Global Investment Management Corp. and Federated Investment Management Company; Portfolio Manager, Federated Administrative Services; Vice President, Federated Investors, Inc.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Susan M. Nason Birth Date: August 29, 1961 VICE PRESIDENT

Susan M. Nason has been the Fund's Portfolio Manager since 1994. She is Vice President of the Fund. Ms. Nason joined Federated in 1987 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1997. Ms. Nason served as a Portfolio Manager and Vice President of the Adviser from 1993 to 1997. Ms. Nason is a Chartered Financial Analyst and received her M.S.I.A. concentrating in Finance from Carnegie Mellon University.

** Officers do not receive any compensation from the Fund.

Thomas R. Donahue, Chief Financial Officer, Vice President, Treasurer and Assistant Secretary of Federated and an officer of its various advisory and underwriting subsidiaries, has served as a Term Member on the Board of Directors of Duquesne University, Pittsburgh, Pennsylvania, since May 12, 2000. Mr. John E. Murray, Jr., an Independent Trustee of the Fund, served as President of Duquesne from 1988 until his retirement from that position in 2001, and became Chancellor of Duquesne on August 15, 2001. It should be noted that Mr. Donahue abstains on any matter that comes before Duquesne's Board that affects Mr. Murray personally.

COMMITTEES OF THE BOARD

Board Committee	Committee Members	Committee Functions	Meetings Held During Last Fiscal Year
Executive	John F. Donahue John E. Murray, Jr., J.D., S.J.D.

In between meetings of the full Board, the Executive Committee generally may exercise all the powers of the full Board in the management and direction of the business and conduct of the affairs of the Trust in such manner as the Executive Committee shall deem to be in the best interests of the Trust. However, the Executive Committee cannot elect or remove Board members, increase or decrease the number of Trustees, elect or remove any Officer, declare dividends, issue shares or recommend to shareholders any action requiring shareholder approval.

One

Audit	Thomas G. Bigley John T. Conroy, Jr. Nicholas P. Constantakis Charles F. Mansfield, Jr.

The Audit Committee reviews and recommends to the full Board the independent auditors to be selected to audit the Fund's financial statements; meet with the independent auditors periodically to review the results of the audits and report the results to the full Board; evaluate the independence of the auditors, review legal and regulatory matters that may have a material effect on the financial statements, related compliance policies and programs, and the related reports received from regulators; review the Fund's internal audit function; review compliance with the Fund's code of conduct/ethics; review valuation issues; monitor inter-fund lending transactions; review custody services and issues and investigate any matters brought to the Committee's attention that are within the scope of its duties.

Four

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BOARD OWNERSHIP OF SHARES IN THE FUND AND IN THE FEDERATED FAMILY OF INVESTMENT COMPANIES AS OF DECEMBER 31, 2001

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Interested Board Member Name	Dollar Range of Shares Owned in Fund	Aggregate Dollar Range of Shares Owned in Federated Family of Investment Companies
John F. Donahue	None	Over $100,000

J. Christopher Donahue	None	Over $100,000

Lawrence D. Ellis, M.D.	None	Over $100,000

Independent Board Member Name
Thomas G. Bigley	None	Over $100,000

John T. Conroy, Jr.	None	Over $100,000

Nicholas P. Constantakis	None	Over $100,000

John F. Cunningham	None	Over $100,000

Peter E. Madden	None	Over $100,000

Charles F. Mansfield, Jr.	None	$50,001 - $100,000

John E. Murray, Jr., J.D., S.J.D.	None	Over $100,000

Marjorie P. Smuts	None	Over $100,000

John S. Walsh	None	Over $100,000

INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Fund or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund.

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As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives and long term performance; the Adviser's management philosophy, personnel, and processes; the preferences and expectations of fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to other funds in the Federated fund family.

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In assessing the Adviser's performance of its obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract. In this regard, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund.

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The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's compensation: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and takes them into account in its review of the Fund's advisory contract.

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The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives a significant amount of information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contracts occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the adviser's investment philosophy, personnel, and processes; the Fund's short- and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor or "peer group" funds), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the funds and the Federated companies that service them; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them.

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The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and transfer agent). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades.

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The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. Because the totality of circumstances includes considering the relationship of each Federated fund, the Board does not approach consideration of every Federated fund's advisory contract as if that were the only fund offered by Federated.

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Other Related Services

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

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Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated funds as specified below:

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Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150 of 1%	on the first $250 million
0.125 of 1%	on the next $250 million
0.100 of 1%	on the next $250 million
0.075 of 1%	on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS

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The independent auditor for the Fund, Deloitte & Touche LLP, conducts its audits in accordance with auditing standards generally accepted in the United States of America, which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.

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FEES PAID BY THE FUND FOR SERVICES

For the Year Ended August 31	2002	2001	2000
Advisory Fee Earned	$599,707	$698,215	$727,229

Advisory Fee Reduction	56,739	0	75,061

Advisory Fee Reimbursement	10,451	0	0

Administrative Fee	125,001	125,000	125,000

Shareholder Services Fee	49,976	--	--

How Does the Fund Measure Performance?

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The Fund may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

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The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

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Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

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AVERAGE ANNUAL TOTAL RETURNS AND YIELD

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Total returns are given for the one-year, five-year and ten-year periods ended August 31, 2002.

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Yield is given for the 30-day period ended August 31, 2002.

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	30-Day Period	1 Year	5 Years	10 Years
Total Return:
Before Taxes	N/A	9.99%	8.60%	7.94%
After Taxes on Distributions	N/A	7.98%	6.11%	5.38%
After Taxes on Distributions and Sale of Shares	N/A	6.07%	5.69%	5.13%
Yield	4.01%	N/A	N/A	N/A

TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

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The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions. Total returns after taxes are calculated in a similar manner, but reflect additional standard assumptions required by the SEC.

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YIELD

The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

  references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;
  charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;
  discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and
  information about the mutual fund industry from sources such as the Investment Company Institute.

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The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

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The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Merrill Lynch 10+ Year Treasury Index

Merrill Lynch 10+ Year Treasury Index is an unmanaged index which includes U.S. Treasury securities with maturities of greater than 10 years. The index is produced by Merrill Lynch, Pierce, Fenner and Smith, Inc.

Merrill Lynch 10-Year Treasury Index

Merrill Lynch 10-Year Treasury Index is an unmanaged index tracking current 10-year Treasury notes. The index is produced by Merrill Lynch, Pierce, Fenner and Smith, Inc.

These quality parameters are based on composites of ratings assigned by Standard and Poor's and Moody's Investors Service. Only bonds with a minimum maturity of one year are included.

Lipper Analytical Services, Inc.

Lipper Analytical Services, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the U.S. government funds category in advertising and sales literature.

Morningstar, Inc.

Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Who is Federated Investors, Inc.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

Municipal Funds

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In the municipal sector, as of December 31, 2001, Federated managed 12 bond funds with approximately $2.3 billion in assets and 22 money market funds with approximately $44.8 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

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Equity Funds

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In the equity sector, Federated has more than 31 years' experience. As of December 31, 2001, Federated managed 40 equity funds totaling approximately $20.7 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

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Corporate Bond Funds

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In the corporate bond sector, as of December 31, 2001, Federated managed 11 money market funds and 30 bond funds with assets approximating $62.3 billion and $5.4 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 29 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.

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Government Funds

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In the government sector, as of December 31, 2001, Federated managed 6 mortgage backed, 5 multi-sector government funds, 3 government/agency and 19 government money market mutual funds, with assets approximating $3.6 billion, $2.0 billion, $1.2 billion and $55.2 billion, respectively. Federated trades approximately $90.4 billion in U.S. government and mortgage backed securities daily and places approximately $35 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $50 billion in government funds within these maturity ranges.

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Money Market Funds

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In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 2001, Federated managed $136.4 billion in assets across 54 money market funds, including 19 government, 11 prime, 22 municipal and 1 euro-denominated with assets approximating $55.2 billion, $62.3 billion, $44.8 billion and $34.6 million, respectively.

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The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield--J. Thomas Madden; U.S. fixed income--William D. Dawson III; and global equities and fixed income--Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

MUTUAL FUND MARKET

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Forty-nine percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $6.8 trillion to the more than 8,157 funds available, according to the Investment Company Institute.

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FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

Institutional Clients

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Federated meets the needs of approximately 3,035 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

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Bank Marketing

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

Broker/Dealers and Bank Broker/Dealer Subsidiaries

Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,000 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

Addresses

FEDERATED U.S. GOVERNMENT BOND FUND

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor

Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser

Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian

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State Street Corporation
P.O. Box 8600
Boston, MA 02266-8600

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Transfer Agent and Dividend Disbursing Agent

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Auditors

Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116

PART C.    OTHER INFORMATION.

Item 23.    Exhibits:

                  (a)   Conformed copy of Restatement and Amendment No. 5 to the Declaration of
                        Trust of the Registrant; (21)
                  (b)   (i)   Copy of By-Laws of the Registrant, as Restated and Amended; (15)
                        (ii)  Copy of Amendment No. 3 to the By-Laws of the
                        Registrant dated November 18, 1997; (19)
                        (iii) Copy of Amendment No. 4 to the By-Laws of the
                        Registrant dated February 23, 1998; (19)
                        (iv)  Copy of Amendment No. 5 to the By-Laws of the
                        Registrant dated February 27, 1998; (19)
                        (v)   Copy of Amendment No. 6 to the By-Laws of the   Registrant dated
                        May 12, 1998; (19)
                  (c)   Copy of Specimen Certificate for Shares of Beneficial Interest of the
                        Registrant; (14)
                  (d)   (i)   Conformed Copy of Investment Advisory Contract   of the
                              Registrant; (15)
                        (ii)  Conformed Copy of Amendment to Investment Advisory Contract of the
                              Registrant; (22)
                  (e)   (i)   Conformed Copy of the Distributor's Contract of the Registrant;
                              (15)
                        (ii)  Conformed Copy of Amendment to the Distributor's Contract of the
                              Registrant; (22)
                        (iii) The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds
                              Service Agreement; and Plan Trustee/Mutual Funds Service Agreement
                              from Item 24(b)(6) of the Cash Trust Series II Registration
                              Statement on Form N-1A, filed with the Commission on July 24,
                              1995. (File Numbers 33-38550 and 811-6269).
                   (f)  Not applicable;
                   (g)  (i)   Conformed Copy of Custodian Agreement of the    Registrant; (15)
                        (ii)  Conformed copy of Amendment to Custodian
                              Agreement of the Registrant, dated
                              May 15, 2001; (+)
                        (iii) Conformed copy of Letter Agreement between
                              Custodian and Registrant, dated
                              February 27, 2002; (+)
____________________________________________________________
+     All exhibits are being filed electronically.

14.   Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on
      Form N-1A filed October 26, 1993. (File Nos.
      2-98494 and 811-4489)
15.   Response is incorporated by reference to Registrant's Post-Effective Amendment No. 17 on
      Form N-1A filed October 25, 1994. (File Nos. 2-98494 and 811-4489)
19.   Response is incorporated by reference to Registrant's Post-Effective
                  Amendment No. 23 on Form N-1A filed October 28, 1998. (File Nos. 2-98494 and 811-4489)
21.   Response is incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A filed October 24, 2000. (File Nos. 2-98494 and 811-4489)
22.   Response is incorporated by reference to Registrant's Post-Effective Amendment No. 27 on Form N-1A filed October 26, 2001. (File Nos. 2-98494 and 811-4489)

                  (h)   (i)   Conformed Copy of the Amended and Restated
                              Agreement for Fund Accounting Services, Administrative Services,
                              Shareholder Transfer Agency Services and Custody Services
                              Procurement; (20)
(ii)  Conformed Copy of Amendment to the Amended and Restated Agreement for Fund Accounting
                              Services, Administrative Services, Shareholder Transfer Agency
                              Services and Custody Services Procurement; (22)
                        (iii) Conformed Copy of Amended and Restated Shareholder Services
                              Agreement; (20)
                        (iv)  The responses described in Item 23(e)(iii) are  hereby incorporated by reference.
                        (v)   The Registrant hereby incorporates by reference the conformed copy of the Second Amended and Restated Services Agreement from Item
                              (h)(v) of the Investment Series Funds, Inc. Registration Statement
                              on Form N-1A, filed with the Commission on January 23, 2002. (File
                              Nos. 33-48847 and 811-07021);
                  (i)   Conformed Copy of Opinion and Consent of Counsel as to legality of shares being registered (15);
                  (j)   Conformed Copy of Consent of Independent Auditors; (+)
                  (k)   Not applicable;
                  (l)   Conformed Copy of Initial Capital Understanding (15);
                  (m)   Not applicable;
                  (n)   Not applicable;
                  (o)   (i)   Conformed Copy of Power of Attorney of the Registrant; (21)
                        (ii)  Conformed Copy of Power of Attorney of the
                              Chief Investment Officer of the Registrant; (21)
                  (p)   The Registrant hereby incorporates the conformed copy of the Code of
                        Ethics for Access Persons from Item 23(p) of the Federated Managed
                        Allocation Portfolios Registration Statement on Form N-1A filed with the
                        Commission on January 25, 2001.  (File Nos. 33-51247 and 811-7129).

Item 24.    Persons Controlled by or Under Common Control with the Fund:

            None

Item 25.    Indemnification:  (11)

______________________________________________________________________________
+     All exhibits are being filed electronically.
11.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 9 filed on Form N-1A October 23, 1989 (File Nos. 2-98484 and 911-8489)
15.   Response is incorporated by reference to Registrant's Post-Effective Amendment No. 17 on
      Form N-1A filed October 25, 1994. (File Nos. 2-98494 and 811-4489)
20.   Response is incorporated by reference to Registrant's Post-Effective Amendment No. 24 on
      Form N-1A filed August 26, 1999. (File Nos. 2-98494 and 811-4489)
21.   Response is incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A filed October 24, 2000. (File Nos. 2-98494 and 811-4489)
22.   Response is incorporated by reference to Registrant's Post-Effective Amendment No. 27 on Form N-1A filed October 26, 2001. (File Nos. 2-98494 and 811-4489)

Item 26. Business and Other Connections of Investment Adviser:

.......For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund?" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?"  The remaining Trustees of the investment adviser and, in parentheses, their principal occupations are:  Thomas R. Donahue, (Chief Financial Officer, Federated Investors, Inc.),
1001 Liberty Avenue, Pittsburgh, PA, 15222-3779 and Mark D. Olson (a principal of the firm,
Mark D. Olson & Company, L.L.C. and Partner, Wilson, Halbrook & Bayard, P.A.), 800 Delaware
Avenue, P.O. Box 2305, Wilmington, DE  19899-2305.

The remaining Officers of the investment adviser are:
President/ Chief Executive
Officer: ...            ......   ...      Keith M. Schappert

Executive Vice Presidents:..........      William D. Dawson, III
.............            ............      Henry A. Frantzen
.............            ............      J. Thomas Madden
.............            ............      Stephen F. Auth

Senior Vice Presidents: ............      Joseph M. Balestrino
.............            ............      David A. Briggs
.............            ............      Jonathan C. Conley
.............            ............      Deborah A. Cunningham
.............            ............      Michael P. Donnelly
.............            ............      Linda A. Duessel
.............            ............      Mark E. Durbiano
.............            ............      James E. Grefenstette
.............            ............      Robert M. Kowit
.............            ............      Jeffrey A. Kozemchak
.............            ............      Richard J. Lazarchic
.............            ............      Susan M. Nason
.............            ............      Mary Jo Ochson
.............            ............      Robert J. Ostrowski
.............            ............      Frank Semack
.............            ............      Richard Tito
.............            ............      Peter Vutz

Vice Presidents:        ............      Todd A. Abraham
.............            ............      J. Scott Albrecht
.............            ............      Randall S. Bauer
.............            ............      Nancy J.Belz
.............            ............      G. Andrew Bonnewell
.............            ............      David Burns
.............            ............      Robert E. Cauley
.............            ............      Regina Chi
.............            ............      Ross M. Cohen
.............            ............      Fred B. Crutchfield
.............            ............      Lee R. Cunningham, II
.............            ............      Alexandre de Bethmann
                                          Anthony Delserone, Jr.
      ......            ............      Donald T. Ellenberger
      ......            ............      Eamonn G. Folan
      ......            ............      Kathleen M. Foody-Malus
      ......            ............      Thomas M. Franks
      ......            ............      John T. Gentry
      ......            ............      David P. Gilmore
      ......            ............      James P. Gordon
      ......            ............      Marc Halperin
      ......            ............      John W. Harris
      ......            ............      Patricia L. Heagy
      ......            ............      Susan R. Hill
      ......            ............      Nikola A. Ivanov
      ......            ............      William R. Jamison
      ......            ............      Constantine J. Kartsonas
      ......            ............      Nathan H. Kehm
      ......            ............      John C. Kerber
      ......            ............      Steven Lehman
      ......            ............      Marian R. Marinack
      ......            ............      Natalie F. Metz
      ......            ............      Thomas J. Mitchell
      ......            ............      Joseph M. Natoli
      ......            ............      John L. Nichol
      ......            ............      Mary Kay Pavuk
      ......            ............      Jeffrey A. Petro
      ......            ............      John P. Quartarolo
      ......            ............      Ihab L. Salib
      ......            ............      Roberto Sanchez-Dahl, Sr.
      ......            ............      Aash M. Shah
      ......            ............      John Sidawi
      ......            ............      Michael W. Sirianni, Jr.
      ......            ............      Christopher Smith
      ......            ............      Timothy G. Trebilcock
      ......            ............      Leonardo A. Vila
      ......            ............      Paige M. Wilhelm
      ......            ............      Richard M. Winkowski, Jr.
      ......            ............      Lori A. Wolff
      ......            ............      George B. Wright

Assistant Vice Presidents:..........      Catherine A. Arendas
      ......            ............      Angela A. Auchey
      ......            ............      Nicholas P. Besh
      ......            ............      Hanan Callas
      ......            ............      David W. Cook
      ......            ............      James R. Crea, Jr.
      ......            ............      Karol M. Crummie
      ......            ............      David Dao
      ......            ............      Richard J. Gallo
      ......            ............      James Grant
      ......            ............      Anthony Han
      ......            ............      Kathryn P. Heagy
      ......            ............      Carol B. Kayworth
      ......            ............      J. Andrew Kirschler
      ......            ............      Robert P. Kozlowski
      ......            ............      Ted T. Lietz, Sr.
      ......            ............      Monica Lugani
      ......            ............      Tracey L. Lusk
      ......            ............      Theresa K. Miller
      ......            ............      Bob Nolte
      ......            ............      Rae Ann Rice
      ......            ............      James W. Schaub
      ......            ............      Jennifer G. Setzenfand
      ......            ............      Diane R. Startari
      ......            ............      Kyle D. Stewart
      ......            ............      Mary Ellen Tesla
      ......            ............      Michael R. Tucker
      ......            ............      Steven J. Wagner
      ......            ............      Mark Weiss

Secretary:..            ............      G. Andrew Bonnewell

Treasurer:..            ............      Thomas R. Donahue

Assistant Secretaries:  ............      C. Grant Anderson
      ......            ............      Leslie K. Ross

Assistant Treasurer:    ............      Denis McAuley, III

The business address of each of the Officers of the investment adviser is Federated
Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779.  These
individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.

Item 27.  Principal Underwriters:

      (a)   Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

Cash Trust Series II; Cash Trust Series, Inc.; CCMI Funds; Edward Jones Money Market Fund;
Edward Jones Tax-Free Money Market Fund; Federated American Leaders Fund, Inc.; Federated
Adjustable Rate Securities Fund; Federated Core Trust; Federated Core Trust II, L.P.;
Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fixed Income
Securities, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA
Trust; Federated Government Income Securities, Inc.; Federated High Income Bond Fund, Inc.;
Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust;
Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated
International Series, Inc.; Federated Investment Series Funds, Inc.; Federated Limited
Duration Government Fund, Inc.; Federated Managed Allocation Portfolios; Federated
Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated
Municipal Securities Income Trust; Federated Short-Term Municipal Trust; Federated Stock
and Bond Fund, Inc.; Federated Stock Trust; Federated Total Return Series, Inc.; Federated
U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated
U.S. Government Securities Fund: 2-5 Years; Federated Total Return Government Bond Fund;
Federated Utility Fund, Inc.; Federated World Investment Series, Inc.; FirstMerit Funds;
Hibernia Funds; Intermediate Municipal Trust; Marshall Funds, Inc.; Money Market
Obligations Trust; Regions Morgan Keegan Select Funds; RIGGS Funds; SouthTrust Funds; and
Vision Group of Funds.

         (b)

        (1)                          (2)                       (3)
Positions and Offices                                 Positions and Offices
  With Distributor                   Name                With Registrant
_____________________          _________________      ______________________

Chairman:                     Richard B. Fisher          Vice President

Director:                     Arthur L. Cherry

President-Institutional
Sales and Director:           John B. Fisher

Director, Executive Vice
Vice President and Assistant
Secretary:                    Thomas R. Donahue

President-Broker/Dealer
And Director:                 James F. Getz

Senior Vice Presidents:
                              Mark W. Bloss
                              Richard W. Boyd
                              Laura M. Deger
                              Peter W. Eisenbrandt
                              Theodore Fadool, Jr.
                              Christopher T. Fives
                              James S. Hamilton
                              James M. Heaton
                              Amy Michaliszyn
                              Keith Nixon
                              Solon A. Person, IV
                              Ronald M. Petnuch
                              Timothy C. Pillion
                              Thomas E. Territ
                              Robert F. Tousignant

Vice Presidents:              John B. Bohnet
                              Jane E. Broeren-Lambesis
                              David J. Callahan
                              Mark Carroll
                              Scott Charlton
                              Steven R. Cohen
                              Mary J. Combs
                              R. Edmond Connell, Jr.
                              Kevin J. Crenny
                              Daniel T. Culbertson
                              G. Michael Cullen
                              Marc C. Danile
                              Robert J. Deuberry
                              Ron Dorman
                              William C. Doyle
                              Donald C. Edwards
                              Timothy Franklin
                              Peter J. Germain
                              Joseph D. Gibbons
                              G. Tad Gullickson
                              Scott Gundersen
                              Dayna C. Haferkamp
                              Raymond J. Hanley
                              Vincent L. Harper, Jr.
                              Bruce E. Hastings
                              Charlene H. Jennings
                              Theresa M. Johnson
                              Christopher L. Johnston
                              H. Joseph Kennedy
                              Stephen Kittel
                              Michael W. Koenig
                              Ed Koontz
                              Christopher A. Layton
                              Michael H. Liss
                              Michael R. Manning
                              Martin J. McCaffrey
                              Maurice W. McKinney
                              Mark J. Miehl
                              Richard C. Mihm
                              Vincent T. Morrow
                              Alec H. Neilly
                              Thomas A. Peter III
                              Raleigh Peters
                              Robert F. Phillips
                              Richard A. Recker
                              Christopher Renwick
                              John Rogers
                              Brian S. Ronayne
                              Thomas S. Schinabeck
                              Edward J. Segura
                              Edward L. Smith
                              David W. Spears
                              John A. Staley
                              Colin B. Starks
                              Jeffrey A. Stewart
                              Kevin Stutz
                              Timothy A. Rosewicz
                              Greg Spralding
                              William C. Tustin
                              Paul A. Uhlman
                              Richard B. Watts
                              G. Walter Whalen
                              Patrick M. Wiethorn
                              Edward J. Wojnarowski
                              Michael P. Wolff
                              Scott F. Wright

Assistant Vice Presidents:    Lisa Arcuri
                              Robert W. Bauman
                              Edward R. Bozek
                              Charles L. Davis, Jr.
                              Beth C. Dell
                              Jennifer Fetteroff
                              Renee L. Gebben
                              John T. Glickson
                              William Rose
                              Lynn Sherwood-Long

Treasurer:                    Denis McAuley, III

Assistant Secretaries:        Thomas R. Donahue
                              Timothy S. Johnson
                              Victor R. Siclari

The business address of each of the Officers of Federated Securities Corp. is Federated
Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779.

         (c)     Not applicable

Item 28.  Location of Accounts and Records:

           All accounts and records required to be maintained by Section 31(a) of the
           Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

           Registrant                     Reed Smith LLP
                                          Investment and Asset Management
                                             Group (IAMG)
                                          Federated Investors Tower
                                          12th Floor
                                          1001 Liberty Avenue
                                          Pittsburgh, PA 15222-3779
                                          (Notices should be sent to the
                                          Agent for Service at above
                                          address)

                                          Federated Investors Funds
                                          5800 Corporate Drive                Pittsburgh,
           PA  15237-7000

           Federated Shareholder          P.O. Box 8600
           Services Company               Boston, MA 02266-8600
           ("Transfer Agent and Dividend
           Disbursing Agent")

           Federated Services             Federated Investors Tower
           Company                        1001 Liberty Avenue
           ("Administrator")              Pittsburgh, PA  15222-3779

           Federated Investment           Federated Investors Tower
           Management Company             1001 Liberty Avenue
           ("Adviser")                    Pittsburgh, PA  15222-3779

           State Street Bank and          P.O. Box 8600
           Trust Company                  Boston, MA  02266-8600
           ("Custodian")

Item 29.  Management Services:            Not applicable.

Item 30.  Undertakings:

          Registrant hereby undertakes to comply with the provisions of
          Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

                                         SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company
Act of 1940, the Registrant, FEDERATED U.S. GOVERNMENT BOND FUND, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 25th day of
October, 2002.

                            FEDERATED U.S. GOVERNMENT BOND FUND

                  BY: /s/ G. Andrew Bonnewell
                  G. Andrew Bonnewell, Assistant Secretary
                  Attorney in Fact for John F. Donahue
                  October 25, 2002

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its
Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                            TITLE                         DATE

By: /s/ G. Andrew Bonnewell       Attorney In Fact          October 25, 2002
    G. Andrew Bonnewell           For the Persons
    ASSISTANT SECRETARY           Listed Below

    NAME                            TITLE

John F. Donahue*                  Chairman and Trustee

J. Christopher Donahue*           President and Trustee
                                  (Principal Executive Officer)

Richard J. Thomas*                Treasurer
                                  (Principal Financial Officer)

William D. Dawson, III*           Chief Investment Officer

Thomas G. Bigley*                 Trustee

John T. Conroy, Jr.*              Trustee

Nicholas P. Constantakis*         Trustee

John F. Cunningham                Trustee

Lawrence D. Ellis, M.D.*          Trustee

Peter E. Madden*                  Trustee

Charles F. Mansfield, Jr.*        Trustee

John E. Murray, Jr.*              Trustee

Marjorie P. Smuts*                Trustee

John S. Walsh*                    Trustee

* By Power of Attorney